EMPLOYEE BENEFIT PLANS: Postretirement (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Estimated future benefit payments
2015	$ 328
2016	367
2017	412
2018	451
2019	501
2020 through 2024	3,119
Postretirement benefit plans
Postretirement benefit plan disclosure
Reduction in benefit obligation due to plan amendment		10,425
Assumed ultimate health care cost trend rate (as a percent)	3.00%
Decrease in discount rate (as a percent)	0.86%
Discount rate used in determining the accumulated postretirement benefit obligation (as a percent)	3.83%
Accumulated benefit obligation after plan amendment		9,176
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Prior service credit		(9,449)
Net actuarial loss		(892)
Net amount recognized in accumulated other comprehensive (gain) loss		(10,341)
Estimated amount to be amortized from accumulated other comprehensive loss (gain) into net periodic benefit cost during next fiscal year
Actuarial loss (gain)	(101)
Prior service credit (gain)	(1,352)
Changes in the accumulated postretirement benefit obligation
Benefit obligation, beginning of the period	9,176	27,381
Service cost	342	1,036	1,034
Interest cost	423	1,060	1,113
Plan amendments		(10,425)
Actuarial (gain)/loss	2,611	(9,734)
Benefits paid	(241)	(142)
Benefit obligation, end of the period	12,311	9,176	27,381
Net periodic postretirement benefit cost
Service cost benefits attributed to service during the period	342	1,036	1,034
Interest cost on the accumulated postretirement benefit obligation	423	1,060	1,113
Net amortization	(1,804)	671	1,036
Net periodic postretirement benefit cost	$ (1,039)	$ 2,767	$ 3,183